Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORY

8. INVENTORY

Inventory is valued at the lower of cost and net realizable value ("NRV"). The cost of inventory is calculated on a standard cost basis, which approximates weighted average actual cost. NRV is determined as the market value for finished goods, replacement cost for raw materials and finished goods market value less cost to complete for work in progress inventory. The Company regularly reviews inventory quantities on hand and records an impairment for excess and obsolete inventory based on factors including its estimated forecast of product demand, the stage of the product life cycle and production requirements for the units in question. Indirect manufacturing costs and direct labor expenses are allocated systematically to the total production inventory.

Inventory consisted of the following as of June 30, 2020 and December 31, 2019:

(Amounts in US$'s)	June 30, 2020	December 31, 2019
Raw materials	$1,208,021	$1,041,256
Work in progress	1,038,681	1,566,147
Finished goods	3,409,325	3,060,518
Total inventory	5,656,027	5,667,921
Reserve	(1,048,608)	(996,525)
Total inventory, net	$4,607,419	$4,671,396

5. INVENTORY

Inventory consisted of the following as of December 31, 2019:

(Amounts in US$'s)	December 31, 2019
Raw materials	$1,041,256
Work in progress	1,566,147
Finished goods	3,060,518
Total production inventory	5,667,921
Inventory held for customer service/warranty	56,409
Total inventory	5,724,330
Reserve	(1,052,934)
Total inventory, net	$4,671,396